Interest Expense	3 Months Ended
Mar. 31, 2026
Interest Expense [Abstract]
INTEREST EXPENSE

6. INTEREST EXPENSE

Three-month ended March 31,	2026	2025
Interest on indebtedness	$61,468	$56,452
Interest on significant financing component	2,784	3,284
Interest on leases	442	446
Interest on satellite performance incentive payments	199	252
Interest on employee benefit plans	(503)	(265)
Capitalized interest	(14,432)	(3,505)
Interest expense	$49,958	$56,664